INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Schedule of inventory
	December 31,	June 30,
	2021	2022
		Unaudited

Raw materials	$22,581	$26,287
Work in progress	423	499
Finished products	38,394	33,924

	$61,398	$60,710